As filed with the Securities and Exchange Commission on September 27, 2018

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-07959

Advisors Series Trust
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Douglas G. Hess, President/Chief Executive Officer
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, WI 53202

 (Name and address of agent for service)

(414) 765-6872
Registrant's telephone number, including area code

Date of fiscal year end:  October 31, 2018

Date of reporting period:  July 31, 2018

Item 1. Schedules of Investments.

Huber Capital Equity Income Fund
SCHEDULE OF INVESTMENTS at July 31, 2018 (Unaudited)

Shares	COMMON STOCKS - 100.00%	Value
	Aerospace & Defense - 6.11%
15,800	Northrop Grumman Corp.	$4,747,742

	Air Transport - 2.69%
8,500	FedEx Corp.	2,089,895

	Banks: Diversified - 3.67%
39,600	SunTrust Banks, Inc.	2,853,972

	Computer Services, Software & Systems - 9.67%
48,300	CA, Inc.	2,135,343
50,700	Microsoft Corp.	5,378,256
		7,513,599
	Computer Technology - 1.47%
37,500	Hewlett Packard Enterprise Co.	579,000
24,300	HP, Inc.	560,844
		1,139,844
	Diversified Financial Services - 15.52%
113,600	Bank of America Corp.	3,507,968
56,000	Citigroup, Inc.	4,025,840
39,400	JPMorgan Chase & Co.	4,529,030
		12,062,838
	Diversified Retail - 2.12%
18,500	Wal-Mart Stores, Inc.	1,650,755

	Electronic Components - 0.73%
6,095	TE Connectivity Ltd.	570,309

	Engineering & Contracting Services - 7.02%
273,241	KBR, Inc.	5,459,355

	Financial Data & Systems - 1.43%
5,600	Mastercard, Inc. - Class A	1,108,800

	Foods - 2.59%
22,100	ConAgra Foods, Inc.	811,291
20,800	Tyson Foods, Inc. - Class A	1,199,120
		2,010,411
	Homebuilding - 1.69%
30,468	Lennar Corp. - Class B	1,316,218

	Insurance: Life - 4.37%
167,000	CNO Financial Group, Inc.	3,398,450

	Insurance: Multi-Line - 2.06%
31,704	Voya Financial, Inc.	1,601,686

	Oil: Crude Producers - 3.84%
632,200	Chesapeake Energy Corp. (b)	2,983,984

	Oil: Integrated - 3.85%
30,200	BP plc - ADR	1,361,718
23,834	Royal Dutch Shell plc - Class A - ADR	1,629,531
		2,991,249
	Oil Well Equipment & Services - 1.72%
180,000	Ensco plc - Class A	1,337,400

	Pharmaceuticals - 12.62%
2,900	Allergan plc (a)	533,861
39,000	Eli Lilly & Co.	3,853,590
41,700	Merck & Co., Inc.	2,746,779
67,100	Pfizer, Inc.	2,679,303
		9,813,533

	Shipping - 5.20%
153,980	Euronav SA (a)	1,301,131
166,912	Golar LNG Partners LP (a)	2,739,026
		4,040,157
	Specialty Retail - 2.64%
10,400	Home Depot, Inc.	2,054,208

	Steel - 0.33%
4,615	Carpenter Technology Corp.	252,763

	Tobacco - 3.53%
31,800	Philip Morris International, Inc.	2,744,340

	Utilities: Electrical - 5.13%
17,000	Entergy Corp.	1,381,760
61,300	Exelon Corp.	2,605,250
		3,987,010
	TOTAL COMMON STOCKS (Cost $43,473,152)	77,728,518

	SHORT-TERM INVESTMENTS - 0.11%
44,012	Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class, 1.81% (c)	44,012
44,013	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class, 1.79% (c)	44,013
	TOTAL SHORT-TERM INVESTMENTS (Cost $88,025)	88,025

	Total Investments in Securities (Cost $43,561,177) - 100.11%	77,816,543
	Liabilities in Excess of Other Assets - (0.11)%	(85,250)
	NET ASSETS - 100.00%	$77,731,293

ADR - American Depository Receipt
(a)	Foreign issued security.
(b)	Non-income producing security.
(c)	Rate shown is the 7-day annualized yield as of July 31, 2018.

Huber Capital Small Cap Value Fund
SCHEDULE OF INVESTMENTS at July 31, 2018 (Unaudited)

Shares	COMMON STOCKS - 94.16%	Value
	Aluminum - 1.83%
16,646	Kaiser Aluminum Corp.	$1,858,027

	Asset Management & Custodian - 7.72%
77,700	BrightSphere Investment Group plc (a)	1,107,225
748,883	Uranium Participation Corp. (a) (b)	2,544,538
31,486	Virtus Investment Partners, Inc.	4,195,510
		7,847,273
	Banks: Diversified - 12.64%
55,236	Atlantic Capital Bancshares, Inc. (b)	985,963
3,884	C&F Financial Corp.	242,750
29,460	Capstar Financial Holdings, Inc. (b)	527,334
23,695	Carter Bank & Trust (b)	427,695
19,691	First Bancorp	815,601
11,090	First Citizens BancShares, Inc. - Class A	4,511,634
298,331	First Horizon National Corp.	5,337,141
		12,848,118
	Chemicals: Specialty - 4.46%
55,995	Innospec, Inc.	4,532,795

	Commercial Vehicles & Parts - 0.73%
28,552	Miller Industries, Inc.	743,780

	Communications Equipment - 9.12%
275,812	Comtech Telecommunications Corp.	9,267,283

	Computer Services, Software & Systems - 2.36%
28,400	Science Applications International Corp.	2,396,108

	Consumer Lending - 5.39%
90,207	Enova International, Inc. (b)	2,796,417
174,214	EZCORP, Inc. - Class A (b)	1,994,750
11,655	Nelnet, Inc. - Class A	685,081
		5,476,248
	Containers & Packaging - 0.38%
11,883	UFP Technologies, Inc. (b)	388,574

	Diversified Manufacturing Operations - 1.31%
52,358	Harsco Corp. (b)	1,327,275

	Engineering & Contracting Services - 5.44%
276,805	KBR, Inc.	5,530,564

	Equity REIT - Timber - 0.79%
64,197	CatchMark Timber Trust, Inc. - Class A	797,327

	Health Care Equipment & Surplus - 1.16%
15,951	CONMED Corp.	1,180,374

	Health Care Facilities - 1.28%
34,677	Tenet Healthcare Corp. (b)	1,304,895

	Health Care Providers & Services - 1.53%
89,100	Hanger, Inc. (b)	1,559,250

	Homebuilding - 2.04%
95,181	William Lyon Homes - Class A (b)	2,077,801

	Household Equipment & Products - 2.99%
82,672	Tupperware Brands Corp.	3,034,889

	Insurance: Life - 3.60%
179,977	CNO Financial Group, Inc.	3,662,532

	Oil: Crude Producers - 4.51%
664,800	Chesapeake Energy Corp. (b)	3,137,856
220,900	HighPoint Resources Corp. (b)	1,444,686
		4,582,542
	Oil, Gas & Consumable Fuels - 1.95%
107,732	Hoegh LNG Partners LP (a)	1,982,269

	Oil Well Equipment & Services - 2.94%
134,277	Ensco plc - Class A	997,678
117,700	Superior Energy Services, Inc. (b)	1,158,168
192,707	TETRA Technologies, Inc. (b)	830,567
		2,986,413
	Paper - 2.25%
65,662	Kapstone Paper and Packaging Corp.	2,283,724

	Real Estate Investment Trusts (REITs) - 5.36%
163,343	Government Properties Income Trust	2,461,579
72,208	Granite Real Estate Investment Trust (a)	2,986,523
		5,448,102
	Restaurants - 1.24%
45,842	Boston Pizza Royalties Income Fund (a)	674,142
62,974	Pizza Pizza Royalty Corp. (a)	585,276
		1,259,418
	Shipping - 3.66%
100,386	Golar LNG Ltd. (a)	2,611,040
1,173,569	Teekay Tankers Ltd. - Class A	1,113,130
		3,724,170
	Steel - 0.94%
17,446	Carpenter Technology Corp.	955,517

	Telecommunications Equipment - 1.32%
53,014	ARRIS International plc (a) (b)	1,339,134

	Trasnportation Infrastructure - 1.50%
127,729	Wesco Aircraft Holdings, Inc. (b)	1,526,362

	Utilities: Electrical - 3.72%
32,796	Evergy, Inc.	1,839,528
42,745	Portland General Electric Co.	1,938,913
		3,778,441
	TOTAL COMMON STOCKS (Cost $72,308,579)	95,699,205

	SHORT-TERM INVESTMENTS - 5.68%
2,888,239	Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class, 1.81% (c)	2,888,239
2,888,239	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class, 1.79% (c)	2,888,239
	TOTAL SHORT-TERM INVESTMENTS (Cost $5,776,478)	5,776,478

	Total Investments in Securities (Cost $78,085,057) - 99.84%	101,475,683
	Other Assets in Excess of Liabilities - 0.16%	160,490
	NET ASSETS - 100.00%	$101,636,173

(a)	Foreign issued security.
(b)	Non-income producing security.
(c)	Rate shown is the 7-day annualized yield as of July 31, 2018.

Huber Capital Diversified Large Cap Value Fund
SCHEDULE OF INVESTMENTS at July 31, 2018 (Unaudited)

Shares	COMMON STOCKS - 98.67%	Value
	Aerospace & Defense - 4.68%
1,700	Arconic, Inc.	$36,873
700	Northrop Grumman Corp.	210,343
		247,216
	Air Transport - 1.86%
400	FedEx Corp.	98,348

	Banks: Diversified - 4.02%
2,200	Regions Financial Corp.	40,942
1,500	SunTrust Banks, Inc.	108,105
1,100	Wells Fargo & Co.	63,019
		212,066
	Capital Markets - 0.45%
100	Goldman Sachs Group Inc.	23,743

	Chemicals: Diversified - 0.91%
2,000	BASF SE - ADR	48,000

	Computer Services, Software & Systems - 10.70%
3,626	CA, Inc.	160,305
2,600	Microsoft Corp.	275,808
2,700	Oracle Corp.	128,736
		564,849
	Computer Technology - 1.58%
3,600	Hewlett Packard Enterprise Co.	55,584
1,200	HP, Inc.	27,696
		83,280
	Consumer Lending - 0.51%
1,000	Ally Financial, Inc.	26,760

	Diversified Financial Services - 13.17%
7,100	Bank of America Corp.	219,248
3,100	Citigroup, Inc.	222,859
2,200	JPMorgan Chase & Co.	252,890
		694,997
	Diversified Retail - 2.54%
1,500	Wal-Mart Stores, Inc.	133,845

	Diversified Telecommunication Services - 0.78%
1,293	AT&T, Inc.	41,337

	Electronic Components - 0.53%
300	TE Connectivity Ltd.	28,071

	Engineering & Contracting Services - 6.92%
600	Fluor Corp.	30,750
16,730	KBR, Inc.	334,265
		365,015
	Financial Data & Systems - 2.06%
550	Mastercard, Inc. - Class A	108,900

	Foods - 2.84%
1,400	ConAgra Foods, Inc.	51,394
500	Lamb Weston Holdings, Inc.	35,135
1,100	Tyson Foods, Inc. - Class A	63,415
		149,944
	Homebuilding - 0.97%
1,191	Lennar Corp. - Class B	51,451

	Insurance Carriers - 3.35%
2,600	Brighthouse Financial, Inc. (b)	112,918
1,135	XL Group Ltd.	63,821
		176,739
	Insurance: Life - 2.80%
7,273	CNO Financial Group, Inc.	148,006

	Insurance: Multi-Line - 1.68%
600	American International Group, Inc.	33,126
1,100	Voya Financial, Inc.	55,572
		88,698
	IT Services - 0.31%
171	DXC Technology Co.	14,491
85	Perspecta, Inc.	1,845
		16,336

	Oil: Crude Producers - 3.91%
43,700	Chesapeake Energy Corp. (b)	206,264

	Oil, Gas & Consumable Fuels - 0.55%
400	ConocoPhillips	28,868

	Oil: Integrated - 3.82%
1,900	BP plc - ADR	85,671
1,700	Royal Dutch Shell plc - Class A - ADR	116,229
		201,900
	Oil Well Equipment & Services - 1.86%
13,185	Ensco plc - Class A	97,965

	Pharmaceuticals - 8.72%
100	Allergan plc (a)	18,409
2,000	Eli Lilly & Co.	197,620
1,100	Merck & Co., Inc.	72,457
4,300	Pfizer, Inc.	171,699
		460,185
	Scientific Instruments: Control & Filter - 0.50%
600	Flowserve Corp.	26,598

	Shipping - 4.93%
6,200	Euronav SA (a)	52,390
12,656	Golar LNG Partners LP (a)	207,685
		260,075
	Specialty Retail - 2.25%
600	Home Depot, Inc.	118,512

	Telecommunications Equipment - 0.38%
800	ARRIS International plc (a) (b)	20,208

	Tobacco - 3.11%
1,900	Philip Morris International, Inc.	163,970

	Utilities: Electrical - 5.22%
400	American Electric Power Co., Inc.	28,456
900	Entergy Corp.	73,152
3,300	Exelon Corp.	140,250
200	NextEra Energy, Inc.	33,508
		275,366
	Utilities: Telecommunications - 0.76%
400	Verizon Communications, Inc.	20,656
800	Vodafone Group plc - ADR	19,640
		40,296
	TOTAL COMMON STOCKS (Cost $3,540,403)	5,207,808

	SHORT-TERM INVESTMENTS - 1.71%
45,044	Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class, 1.81% (c)	45,044
45,044	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class, 1.79% (c)	45,044
	TOTAL SHORT-TERM INVESTMENTS (Cost $90,088)	90,088

	Total Investments in Securities (Cost $3,630,491) - 100.38%	5,297,896
	Liabilities in Excess of Other Assets - (0.38)%	(19,949)
	NET ASSETS - 100.00%	$5,277,947

ADR - American Depository Receipt
(a)	Foreign issued security.
(b)	Non-income producing security.
(c)	Rate shown is the 7-day annualized yield as of July 31, 2018.

Huber Capital Mid Cap Value Fund
SCHEDULE OF INVESTMENTS at July 31, 2018 (Unaudited)

Shares	COMMON STOCKS - 94.62%	Value
	Aerospace & Defense - 0.52%
500	Arconic, Inc.	$10,845

	Aluminum - 1.61%
300	Kaiser Aluminum Corp.	33,486

	Asset Management & Custodian - 8.30%
900	BrightSphere Investment Group plc (a)	12,825
19,500	Uranium Participation Corp. (a) (b)	66,257
700	Virtus Investment Partners, Inc.	93,275
		172,357
	Banks: Diversified - 12.18%
2,700	Atlantic Capital Bancshares, Inc. (b)	48,195
100	First Citizens BancShares, Inc. - Class A	40,682
3,900	First Horizon National Corp.	69,771
1,200	Regions Financial Corp.	22,332
1,000	SunTrust Banks, Inc.	72,070
		253,050
	Chemicals: Specialty - 5.66%
1,451	Innospec, Inc.	117,458

	Communications Equipment - 8.60%
5,316	Comtech Telecommunications Corp.	178,617

	Computer Services, Software & Systems - 3.75%
1,000	CA, Inc.	44,210
400	Science Applications International Corp.	33,748
		77,958
	Computer Technology - 0.74%
1,000	Hewlett Packard Enterprise Co.	15,440

	Consumer Lending - 4.81%
2,300	Enova International, Inc. (b)	71,300
2,500	EZCORP, Inc. - Class A (b)	28,625
		99,925
	Diversified Manufacturing Operations - 1.47%
1,200	Harsco Corp. (b)	30,420

	Engineering & Contracting Services - 6.25%
6,501	KBR, Inc.	129,890

	Foods - 2.49%
200	ConAgra Foods, Inc.	7,342
466	Lamb Weston Holdings, Inc.	32,746
200	Tyson Foods, Inc. - Class A	11,530
		51,618
	Health Care Equipment & Surplus - 1.07%
300	CONMED Corp.	22,200

	Health Care Facilities - 2.17%
1,200	Tenet Healthcare Corp. (b)	45,156

	Health Care Providers & Services - 2.64%
3,138	Hanger, Inc. (b)	54,915

	Homebuilding - 1.71%
465	Lennar Corp. - Class B	20,088
710	William Lyon Homes - Class A (b)	15,499
		35,587
	Insurance Carriers - 3.72%
1,398	Brighthouse Financial, Inc. (b)	60,716
293	XL Group Ltd.	16,475
		77,191
	Insurance: Life - 1.92%
1,960	CNO Financial Group, Inc.	39,886

	Oil: Crude Producers - 4.88%
16,663	Chesapeake Energy Corp. (b)	78,649
3,477	HighPoint Resources Corp. (b)	22,740
		101,389
	Oil Well Equipment & Services - 2.70%
4,200	Ensco plc - Class A	31,206
2,100	Superior Energy Services, Inc. (b)	20,664
992	TETRA Technologies, Inc. (b)	4,276
		56,146

	Paper - 1.00%
600	Kapstone Paper and Packaging Corp.	20,868

	Real Estate Investment Trusts (REITs) - 6.94%
6,000	Government Properties Income Trust	90,420
1,300	Granite Real Estate Investment Trust (a)	53,768
		144,188
	Shipping - 6.30%
1,100	Golar LNG Ltd. (a)	28,611
4,000	Golar LNG Partners LP (a)	65,640
38,678	Teekay Tankers Ltd. - Class A	36,686
		130,937

	Utilities: Electrical - 3.19%
400	Entergy Corp.	32,512
358	Evergy, Inc.	20,080
300	Portland General Electric Co.	13,608
		66,200
	TOTAL COMMON STOCKS (Cost $1,427,048)	1,965,727

	SHORT-TERM INVESTMENTS - 2.19%
22,738	Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class, 1.81% (c)	22,738
22,737	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class, 1.79% (c)	22,737
	TOTAL SHORT-TERM INVESTMENTS (Cost $45,475)	45,475

	Total Investments in Securities (Cost $1,472,523) - 96.81%	2,011,202
	Other Assets in Excess of Liabilities - 3.19%	66,262
	NET ASSETS - 100.00%	$2,077,464

(a)	Foreign issued security.
(b)	Non-income producing security.
(c)	Rate shown is the 7-day annualized yield as of July 31, 2018.

Huber Capital Funds
Notes to Schedule of Investments
July 31, 2018 (Unaudited)

Note 1 – Securities Valuation

The Huber Capital Funds' (the "Funds") investments in securities are carried at their fair value. Each Fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading on the New York Stock Exchange (4:00 pm EST).

Equity securities that are primarily traded on a national securities exchange shall be valued at the last sales price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale price on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price ("NOCP"). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.  Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price.  The values for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.  Exchange rates are provided daily by a recognized independent pricing agent.  Investments in open-end mutual funds are valued at their net asset value per share.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Short-term debt securities, including those securities having a maturity of 60 days or less, are valued at the evaluated mean between the bid and asked prices.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

The Board of Trustees ("Board") has delegated day-to-day valuation issues to a Valuation Committee of Advisors Series Trust which is comprised of representatives from U.S. Bancorp Fund Services, LLC, the Funds' administrator.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available or the closing price does not represent fair value by following procedures approved by the Board.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for majority security types.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
•
Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds' securities as of July 31, 2018:

Equity Income Fund

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$5,021,181	$-	$-	$5,021,181
Consumer Staples	4,754,751	-	-	4,754,751
Energy	7,312,632	-	-	7,312,632
Financial Services	19,916,946	-	-	19,916,946
Health Care	9,813,533	-	-	9,813,533
Information Technology	1,108,800	-	-	1,108,800
Materials & Processing	252,764	-	-	252,764
Producer Durables	16,337,149	-	-	16,337,149
Technology	9,223,752	-	-	9,223,752
Utilities	3,987,010	-	-	3,987,010
Total Common Stocks	77,728,518	-	-	77,728,518
Short-Term Investments	88,025	-	-	88,025
Total Investments in Securities	$77,816,543	$-	$-	$77,816,543

Small Cap Value Fund

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$6,372,108	$-	$-	$6,372,108
Energy	12,162,264	-	-	12,162,264
Financial Services	36,079,600	-	-	36,079,600
Health Care	4,044,519	-	-	4,044,519
Industrials	1,526,361	-	-	1,526,361
Information Technology	9,267,283	-	-	9,267,283
Materials & Processing	10,018,638	-	-	10,018,638
Producer Durables	8,714,749	-	-	8,714,749
Technology	3,735,242	-	-	3,735,242
Utilities	3,778,441	-	-	3,778,441
Total Common Stocks	95,699,205	-	-	95,699,205
Short-Term Investments	5,776,478	-	-	5,776,478
Total Investments in Securities	$101,475,683	$-	$-	$101,475,683

Diversified Large Cap Value Fund

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$303,808	$-	$-	$303,808
Consumer Staples	313,914	-	-	313,914
Energy	534,997	-	-	534,997
Financial Services	1,479,909	-	-	1,479,909
Health Care	460,185	-	-	460,185
Industrials	36,873	-	-	36,873
Information Technology	16,335	-	-	16,335
Materials & Processing	48,000	-	-	48,000
Producer Durables	960,379	-	-	960,379
Technology	696,409	-	-	696,409
Telecommunications Services	41,337	-	-	41,337
Utilities	315,662	-	-	315,662
Total Common Stocks	5,207,808	-	-	5,207,808
Short-Term Investments	90,088	-	-	90,088
Total Investments in Securities	$5,297,896	$-	$-	$5,297,896

Mid Cap Value Fund

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$35,587	$-	$-	$35,587
Consumer Staples	51,618	-	-	51,618
Energy	288,472	-	-	288,472
Financial Services	642,408	-	-	642,408
Health Care	122,271	-	-	122,271
Industrial	171,155	-	-	171,155
Information Technology	272,016	-	-	272,016
Materials & Processing	171,812	-	-	171,812
Real Estate	144,188	-	-	144,188
Utilities	66,200	-	-	66,200
Total Common Stocks	1,965,727	-	-	1,965,727
Short-Term Investments	45,475	-	-	45,475
Total Investments in Securities	$2,011,202	$-	$-	$2,011,202

Refer to the Funds' schedule of investments for a detailed break-out of common stocks by industry classification.  Transfers between levels are recognized at July 31, 2018, the end of the reporting period.  The Funds recognized no transfers to/from Level 1 or Level 2.

There were no Level 3 securities held in the Funds during the period ended July 31, 2018.

Item 2. Controls and Procedures.

(a)
The Registrant's President/Chief Executive Officer/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the "1940 Act")) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d))  that occurred during the Registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)* /s/ Douglas G. Hess
                                              Douglas G. Hess, President/Chief Executive
                                              Officer/Principal Executive Officer

Date                                            September 17, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Douglas G. Hess
                                                    Douglas G. Hess, President/Chief Executive
     Officer/Principal Executive Officer

Date                                            September 17, 2018

By (Signature and Title)* /s/ Cheryl L. King
                                              Cheryl L. King, Treasurer/Principal Financial Officer

Date                                            September 17, 2018

* Print the name and title of each signing officer under his or her signature.